Apr. 30, 2021
AIG Government Money Market Fund
INVESTMENT GOAL
The AIG Government Money Market Fund (the “Government Money Market Fund” or the “Fund”) seeks as high a level of current income as is consistent with liquidity and stability of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund . You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees(fees paid directly from your investment)
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
The Fund invests at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. government securities. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and/or repurchase agreements that are collateralized by U.S. government securities. A “government money market fund” under Rule 2a-7 of the 1940 Act, such as the Fund, may, but is not required to, impose liquidity fees and redemption gates. The Board of Directors has determined that the Fund will not be subject to the liquidity fee and redemption gate provisions of Rule 2a-7, although the Board of Directors may elect to impose liquidity fees or redemption gates in the future.The Fund is a money market fund and seeks to maintain a stable share price of $1.00. In order to do this, the Fund must follow rules of the Securities and Exchange Commission as to the credit quality, liquidity, diversification and maturity of its investments.The principal investment strategy of the Fund may be changed without shareholder approval. You will receive at least 60 days’ notice of any change to the 80% investment policy set forth above.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.The following is a summary of the principal risks of investing in the Fund:Credit Risk. Issuers in which the Fund invests may fail financially or otherwise fail to honor their obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. The occurrence of such events could cause the value of the Fund’s investments to decline. Money market instruments that are subject to credit support (e.g., guarantees or letters of credit) may also be affected by credit risk with respect to the credit support providers. Credit risk is expected to be low for the Fund because of its investments in U.S. government securities.The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.Interest Rate Fluctuations Risk. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund’s investments may be subject to changes in interest rates. A decline in interest rates will generally affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effects of potential government fiscal policy initiatives and resulting market reaction to these initiatives.Securities Selection Risk. A strategy used by the Fund, or securities selected by its portfolio manager(s), may fail to produce the intended return.U.S. Government Securities Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
PERFORMANCE INFORMATION
The following bar chart and table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and the returns of the Fund’s Class A and Class I shares, respectively. Prior to April 29, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold as part of its principal investment strategy. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance, including the Fund’s current 7-day yield, can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003.
AIG GOVERNMENT MONEY MARKET FUND (CLASS A)
During the period shown in the bar chart:Highest QuarterlyReturn:March 31, 20190.35%Lowest QuarterlyReturn:March 31, 20170.00%
Average Annual Total Returns <br/>(as of the periods ended December 31, 2020)